Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net loss	$ (34,111)	$ (39,647)	$ (95,575)	$ (49,627)
Other comprehensive (loss) income before reclassifications
Unrealized (loss) gain on qualifying cash flow hedging instruments	(30,743)	7,054	(52,252)	9,676
Pension adjustments, net of taxes	(85)	181	(172)	376
Foreign exchange gain on currency translation	0	426	0	49
Amounts reclassified from accumulated other comprehensive (loss) income relating to:
Loss on deconsolidation of Teekay Offshore (note 4)	0	0	0	7,720
Other comprehensive (loss) income	(31,182)	7,138	(53,529)	17,471
Comprehensive loss	(65,293)	(32,509)	(149,104)	(32,156)
Comprehensive loss (income) attributable to non-controlling interests	15,789	6,910	8,096	(5,664)
Comprehensive loss attributable to shareholders of Teekay Corporation	(49,504)	(25,599)	(141,008)	(37,820)
Interest Expense
Other comprehensive (loss) income before reclassifications
Unrealized (loss) gain on qualifying cash flow hedging instruments				5,090
Amounts reclassified from accumulated other comprehensive (loss) income relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	(157)	(2)	(408)	248
Equity Income
Amounts reclassified from accumulated other comprehensive (loss) income relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	$ (197)	$ (521)	$ (697)	$ (598)